Financial Instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments - classification
Schedule of residual maturity of financial instruments

	2021			2020
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	177,757	—	177,757	124,489	—	124,489
Trading assets	40,263	18,895	59,158	42,037	26,953	68,990
Derivatives	34,538	71,601	106,139	46,244	120,279	166,523
Settlement balances	2,141	—	2,141	2,297	—	2,297
Loans to banks - amortised cost	7,425	257	7,682	6,835	120	6,955
Loans to customers - amortised cost	103,689	255,301	358,990	87,531	273,013	360,544
Other financial assets	11,151	34,994	46,145	8,901	46,247	55,148

Liabilities
Bank deposits	13,715	12,564	26,279	12,315	8,291	20,606
Customer deposits	478,801	1,009	479,810	430,283	1,456	431,739
Settlement balances	2,068	—	2,068	5,545	—	5,545
Trading liabilities	41,664	22,934	64,598	45,037	27,219	72,256
Derivatives	34,593	66,242	100,835	47,361	113,344	160,705
Other financial liabilities	16,060	33,266	49,326	12,403	33,408	45,811
Subordinated liabilities	1,375	7,054	8,429	365	9,597	9,962
Notes in circulation	3,047	—	3,047	2,655	—	2,655
Lease liabilities	238	1,025	1,263	185	1,513	1,698

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2021	£m	£m	£m	£m	£m	£m
Assets by contractual maturity up to 20 years
Cash and balances at central banks	177,757	—	—	—	—	—
Derivatives held for hedging	(23)	(32)	72	15	10	17
Settlement balances	2,141	—	—	—	—	—
Loans to banks - amortised cost	5,735	1,689	21	—	—	—
Loans to customers - amortised cost	65,760	43,144	63,979	45,057	73,044	90,115
Other financial assets (1)	3,924	7,576	10,467	8,048	7,444	5,523
Finance lease	290	340	746	504	704	377
	255,584	52,717	75,285	53,624	81,202	96,032

Liabilities by contractual maturity up to 20 years
Bank deposits	13,292	421	566	12,003	—	—
Customer deposits	473,123	5,440	1,155	73	4	19
Settlement balances	2,068	—	—	—	—	—
Derivatives held for hedging	(57)	(31)	561	155	(152)	(198)
Other financial liabilities	6,967	9,293	16,953	10,062	7,905	292
Subordinated liabilities	66	1,604	3,481	2,170	1,496	563
Other liabilities - Notes in circulation	3,047	—	—	—	—	—
Lease liabilities	74	161	220	167	281	251
	498,580	16,888	22,936	24,630	9,534	927

Guarantees and commitments - notional amount
Guarantees (2)	2,055	—	—	—	—	—
Commitments (3)	118,536	—	—	—	—	—
	120,591	—	—	—	—	—

2020
Assets by contractual maturity up to 20 years
Cash and balances at central banks	124,489	—	—	—	—	—
Derivatives held for hedging	14	18	96	—	12	6
Settlement balances	2,297	—	—	—	—	—
Loans to banks - amortised cost	5,600	1,245	—	—	1	110
Loans to customers - amortised cost	47,507	46,718	65,138	58,680	81,544	88,155
Other financial assets (1)	4,019	5,919	12,592	10,791	11,855	5,774
Finance lease	48	366	840	671	895	545
	183,974	54,266	78,666	70,142	94,307	94,590

Liabilities by contractual maturity up to 20 years
Bank deposits	11,217	1,078	3,241	5,038	—	—
Customer deposits	421,763	8,528	1,407	23	26	20
Settlement balances	5,545	—	—	—	—	—
Derivatives held for hedging	36	(17)	94	3	64	(2)
Other financial liabilities	4,716	8,144	15,558	11,470	7,358	254
Subordinated liabilities	73	685	4,387	3,444	923	562
Other liabilities - Notes in circulation	2,655	—	—	—	—	—
Lease liabilities	51	135	294	245	429	497
	446,056	18,553	24,981	20,223	8,800	1,331

Guarantees and commitments - notional amount
Guarantees (2)	2,244	—	—	—	—	—
Commitments (3)	121,922	—	—	—	—	—
	124,166	—	—	—	—	—

(1)	Other financial assets excludes equity shares.
(2)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(3)	NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.